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October 1, 2008
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Fund Profile

T. Rowe Price

Personal Strategy Income Fund

Personal Strategy Balanced Fund

Personal Strategy Growth Fund

Three funds with different mixes of stocks, bonds, and money market securities and different risk and reward potential.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

T. Rowe Price Personal Strategy Funds, Inc.

T. Rowe Price Personal Strategy Income Fund — PRSIX
T. Rowe Price Personal Strategy Balanced Fund — TRPBX
T. Rowe Price Personal Strategy Growth Fund — TRSGX

What is each fund`s objective?

Income Fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

Balanced Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

Growth Fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

Generally, the greater the portion of stocks in the fund, the higher the fund`s potential return over time and the greater the risk of price declines.

What is each fund`s principal investment strategy?

Under normal conditions and based on our outlook for the economy and the financial markets, allocations for each fund can vary by 10 percentage points above or below the benchmarks shown in the table on the next page. Domestic stocks are drawn from the overall U.S. market. International stocks are selected primarily from large companies in developed markets but may also include investments in developing markets. Bonds, which can include foreign issues, are primarily investment grade (four highest credit ratings) and are chosen across the entire government, corporate, and mortgage-backed bond market. Maturities reflect the manager`s outlook for interest rates.

When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, managers may favor stocks. And when selecting particular stocks, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. This process draws heavily upon T. Rowe Price`s proprietary stock research expertise. While

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Fund Profile

each fund maintains a well-diversified portfolio, its manager may at a particular time shade stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding on whether to adjust allocations to high-yield (junk) bonds, managers will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds.

Table 1  Differences Among Funds
Fund	Benchmark allocations	Ranges	Relative income level	Risk/reward relative to each other
Income	40% Stocks40% Bonds20% Money markets	30 - 50%30 - 5010 - 30	Higher - distributes quarterly	Lower
Balanced	60% Stocks30% Bonds10% Money markets	50 - 7020 - 40 0 - 20	Moderate - distributes quarterly	More than Income, less than Growth
Growth	80% Stocks20% Bonds and money markets	70 - 9010 - 30	Lower - distributes annually	Higher

In keeping with each fund`s objective, it may also invest in other securities, and use futures, options, and swaps.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

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Fund Profile

What are the main risks of investing in the funds?

Each fund`s program of investing in stocks, bonds, and money market securities .exposes it to a variety of risks. Each of these is proportional to the percentage of .assets the fund has in these securities..The risks include:

  Risks of stock investing  Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance as compared with other types of funds.

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  Risks of bond investing  Bonds have three main sources of risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. If the funds purchase longer-maturity bonds and interest rates rise unexpectedly, their share prices could decline. Mortgage securities can react somewhat differently from regular bonds to interest rate changes. Falling rates can cause losses of principal due to increased mortgage prepayments. Rising rates can lead to decreased prepayments and greater volatility. Credit risk is the chance that the perceived creditworthiness of a fund holding deteriorates or a fund holding has its credit rating downgraded or the bond issuer defaults (fails to make timely payments of interest or principal), potentially reducing the fund`s income level and share price. Liquidity risk is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity and spreads can widen between the prices at which a security can be bought and sold. Less liquid securities can be more difficult to value and subject to erratic price movements.
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  While each fund expects to invest primarily in investment-grade bonds, they may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.

  Risks of foreign securities  To the extent each fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments,

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  Fund Profile

  whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. To the extent that the funds invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Derivatives risk  To the extent each fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk; see the table entitled Differences Among Funds to help you choose a fund for your particular needs. Your time horizon should play a major role in the choice of investments. A fundamental investment principle is that if you have a longer horizon, say 15 years, you can pursue a more aggressive program than if it is shorter, perhaps five years. Also, you may seek a more aggressive approach at an earlier stage of life but a more balanced or conservative approach as you age and your circumstances change.

  Income Fund is designed for investors seeking a relatively conservative approach to capital growth as well as current income. The fund could be appropriate for an investor with an intermediate time horizon.

  Balanced Fund is intended for those seeking a middle-of-the-road approach that emphasizes stocks for potential capital appreciation but also produces significant income to temper volatility. The fund should be appropriate for intermediate- to long-term investment goals.

  Growth Fund is designed for more aggressive investors with a long-term horizon who want significant exposure to stocks and can withstand inevitable setbacks in an effort to achieve potential long-term growth.

  Each fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

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  Fund Profile

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

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  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the funds` other returns because the loss generates a tax benefit that is factored into the result.

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  Table 2  Average Annual Total Returns  (Continued)
	Periods ended 09/30/08
	1 year	5 years	10 years
Income Fund
Returns before taxes	-10.78%	5.44%	5.42%
Returns after taxes on distributions	-12.32	4.32	4.06
Returns after taxes on distributions and sale of fund shares	-5.95	4.23	3.97
Lehman Brothers U.S. Aggregate Index	3.65	3.78	5.20
Combined Index Portfolioa	-7.96	4.88	4.71
Lipper Income Funds Index	-11.50	4.12	4.34
Balanced Fund
Returns before taxes	-16.41	6.05	5.66
Returns after taxes on distributions	-18.15	5.02	4.39
Returns after taxes on distributions and sale of fund shares	-8.72	4.98	4.35
Merrill Lynch-Wilshire Capital Market Index	-12.32	5.00	4.31
Combined Index Portfoliob	-13.24	5.49	4.69
Lipper Mixed-Asset Target Allocation Moderate Funds Index	-15.36	4.42	4.07
Growth Fund
Returns before taxes	-21.67	6.52	5.64
Returns after taxes on distributions	-23.07	5.84	4.72
Returns after taxes on distributions and sale of fund shares	-12.03	5.65	4.59
Merrill Lynch-Wilshire Capital Market Index	-12.32	5.00	4.31
Combined Index Portfolioc	-18.33	6.05	4.57
Lipper Flexible Portfolio Funds Index	-15.68	5.84	3.89
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  Fund Profile

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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  aCombined Index Portfolio is an unmanaged portfolio composed of 40% stocks (33.5% Dow Jones Wilshire 5000 Composite Index, 6.5% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index) through 6/30/08. From 7/1/08, the portfolio is composed of 40% stocks (32% Russell 3000 Index, 8% MSCI All-Country World ex-US Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index). The indices and percentages may vary over time.
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  bCombined Index Portfolio is an unmanaged portfolio composed of 60% stocks (50.25% Dow Jones Wilshire 5000 Composite Index, 9.75% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index) through 6/30/08. From 7/1/08, the portfolio is composed of 60% stocks (48% Russell 3000 Index, 12% MSCI All-Country World ex-US Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Index). The indices and percentages may vary over time.
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  cCombined Index Portfolio is an unmanaged portfolio composed of 80% stocks (67% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index) through
  6/30/08. From 7/1/08, the portfolio is composed of 80% stocks (64% Russell 3000 Index, 15% MSCI All-Country World ex-US Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index). The indices and percentages may vary over time.
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  Beginning July 1, 2008, two components of each Personal Strategy Fund`s Combined Index Portfolio benchmark were changed. For the domestic stocks portion of each benchmark, the Dow Jones Wilshire 5000 Composite Index was replaced by the Russell 3000 Index, which is more representative of the markets from which the underlying fund managers select their holdings. For the international equities portion of each benchmark, the MSCI EAFE Index was replaced by the MSCI All-Country World ex-US Index, which includes emerging and developed markets, making it more representative of how the funds invest in international stocks.
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  Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

  Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

  MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

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  MSCI All-Country World ex-US Index measures the equity market performance of developed and emerging countries, excluding the U.S.
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  Merrill Lynch-Wilshire Capital Market Index is a market capitalization-weighted index composed of the Dow Jones Wilshire 5000 Composite Index (domestic stocks), the Merrill Lynch U.S. High Yield Master Cash Pay Only Index (below investment-grade bonds), and the Merrill Lynch U.S. Domestic Master Index (investment-grade bonds, including U.S. Treasury, government agency, corporate, and mortgage pass-through securities).
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  Russell 3000 Index tracks the performance of the largest 3,000 U.S. companies representing a large percentage of the investable U.S. equity market.
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  What fees and expenses will I pay?
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  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.
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  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses

Income	0.45%	0.21%	0.00%a	0.66%b
Balanced	0.55	0.21	0.00a	0.76b
Growth	0.60	0.23	0.00a	0.83b
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

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  aFees and expenses of 0.04% (Income), 0.03% (Balanced), and 0.02% (Growth) were completely offset by a mandatory reduction in the fund`s management fee of the same amount.
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  bActual expenses paid by the funds were 0.62% (Income), 0.73% (Balanced), and 0.81% (Growth) due to a credit received from investing in the T. Rowe Price mutual funds. This credit totaled 0.04% (Income), 0.03% (Balanced), and 0.02% (Growth) in fiscal year 2008 but will vary with the amount invested in the T. Rowe Price mutual funds.
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  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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Fund	1 year	3 years	5 years	10 years
Income	$67	$211	$368	$822
Balanced	78	243	422	942
Growth	85	265	460	1,025
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  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  Edmund M. Notzon III manages each fund day to day and has been chairman of their Investment Advisory Committees since 1998. He joined T. Rowe Price in 1989 and his investment experience dates from that time.
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  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Balanced and Income Funds distribute income quarterly and net capital gains, if any, at year-end. The Growth Fund distributes income annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

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  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  T. Rowe Price Investment Services, Inc., Distributor.